Schedule of related party transactions (Details) - USD ($)		Dec. 31, 2022	Dec. 31, 2021
Related Party Transaction [Line Items]
Amount due from related party		$ 15,146	$ 580,115
Related Party [Member]
Related Party Transaction [Line Items]
Amount due from related party	[1]		1,174
Total Amount due from related party	[1]		$ 1,174

[1]	The amount due from related party of $1,174 was from the shareholder of AngkasaX Global for Paid Up Capital.